LIABILITIES PRESENTED AT FAIR VALUE	6 Months Ended
Jun. 30, 2013
LIABILITES PRESENTED AT FAIR VALUE [Abstract]
LIABILITIES PRESENTED AT FAIR VALUE
NOTE 3:-	LIABILITIES PRESENTED AT FAIR VALUE

According to the loan agreement ("Agreement") with Plenus Technologies Ltd. and its affiliates, ("Plenus"), dated January 31, 2007 (as amended on March 30, 2009 and September 4, 2011), Plenus is entitled to compensation of 15% of the proceeds payable in a Fundamental Transaction (as defined in the Agreement), upon consummation of a Fundamental Transaction until December 31, 2017. During such period, Plenus may elect to receive the $300 in cash in lieu of such compensation.

The above mentioned was accounted for in accordance with ASC No. 815-40, "Derivatives and Hedging", based on which was considered a derivative and presented at fair value, within liabilities presented at fair value and other long term  liabilities, which is marked to market at each reporting period. As of June 30, 2013, the liability amounted to $667. The fair value of this derivative was based on valuation performed by third- party valuation firm using the Binomial Model for options valuation based on assumptions provided by management.

The Company classified the fair value of this derivative as level 3, in accordance with ASC No. 820, "Fair Value Measurements".